LOSS PER ORDINARY SHARE (Tables)	12 Months Ended
Dec. 31, 2021
LOSS PER ORDINARY SHARE
Schedule of basic loss per share

	Year Ended December 31,
	2021	2020	2019
Loss (U.S. dollars in thousands)	97,744	76,173	42,304
Weighted average number of ordinary shares outstanding during the period (in thousands)	465,273	364,276	296,922
Basic loss per share (U.S. dollars)	0.21	0.21	0.14